Supplement to the
Fidelity® Growth Strategies Fund
January 29, 2024
Summary Prospectus
Jean Park no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Shilpa Mehra (Portfolio Manager) has managed the fund since 2024.
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.69%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%B
Total annual operating expenses	0.70%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

FEG-SUSTK-0524-102	May 22, 2024
1.9880491.102

Supplement to the
Fidelity® Growth Strategies Fund
Class K
January 29, 2024
Summary Prospectus
Jean Park no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Shilpa Mehra (Portfolio Manager) has managed the fund since 2024.
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.60%A,B
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%B
Total annual operating expenses	0.61%

A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell Midcap® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

1 year	$ 62
3 years	$ 195
5 years	$ 340
10 years	$ 762

FEG-K-SUSTK-0524-102	May 22, 2024
1.9880492.102